Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (28,069)	$ (89,662)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		575
Amortization of debt discount	2,917	20,625
Common stock issued for services		550
Changes in operating assets and liabilities
Increase in other receivables	(11,150)
Increase in accrued interest - related party	5,076
Increase in accrued interest	2,755	5,060
Increase in accounts payable - related party	14,777
Decrease in accounts payable	(4,225)	11,865
Net cash used in operating activities	(17,919)	(50,987)
Cash flows from financing activities:
Proceeds from convertible notes payable		45,000
Repayment on stockholder loan		(7,056)
Net cash provided by (used in) financing activities		37,944
Net decrease in cash and cash equivalents	(17,919)	(13,043)
Cash at beginning of period	21,778	29,006
Cash at end of period	3,859	15,963
Supplemental cash flow information
Cash paid for interest
Cash paid for income taxes
Non-cash investing and financing activities
Common stock issued for conversion of convertible note payable and accrued interest		$ 46,422